Performance Management	Jan. 27, 2026
Oakmark Fund | Oakmark Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart [Table]
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.2%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.4%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]

Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.2%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.4%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	24.20%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(30.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Oakmark Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	14.11%	15.04%	13.71%
Return after taxes on distributions	13.87%	14.71%	12.96%
Return after taxes on distributions and sale of Fund shares	8.53%	12.05%	11.21%
Advisor Class*
Return before taxes	14.34%	15.27%	13.88%
Institutional Class**
Return before taxes	14.37%	15.30%	13.92%
R6 Class***
Return before taxes	14.43%	15.35%	13.95%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)	15.91%	11.33%	10.53%

* Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 08/05/1991—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

** Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 08/05/1991—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

*** R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 08/05/1991—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Select Fund | Oakmark Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart [Table]
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 26.6%, during the quarter ended December 31, 2020
• Lowest quarterly return: -32.5%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]

Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 26.6%, during the quarter ended December 31, 2020
• Lowest quarterly return: -32.5%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	26.60%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(32.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Select Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	14.26%	14.08%	10.60%
Return after taxes on distributions	14.16%	13.98%	10.18%
Return after taxes on distributions and sale of Fund shares	8.52%	11.31%	8.60%
Advisor Class*
Return before taxes	14.41%	14.21%	10.73%
Institutional Class**
Return before taxes	14.53%	14.33%	10.81%
R6 Class***
Return before taxes	14.56%	14.37%	10.82%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)	15.91%	11.33%	10.53%

* Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

** Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

*** R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflectthe deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Global Fund | Oakmark Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The index, which is described in "Descriptions of Indices" in the prospectus, has characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart [Table]
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 29.5%, during the quarter ended December 31, 2020
• Lowest quarterly return: -34.9%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]

Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 29.5%, during the quarter ended December 31, 2020
• Lowest quarterly return: -34.9%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	29.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(34.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	21.17%	7.55%	8.16%
Return after taxes on distributions	20.95%	6.79%	7.18%
Return after taxes on distributions and sale of Fund shares	12.85%	5.88%	6.43%
Advisor Class*
Return before taxes	21.38%	7.75%	8.32%
Institutional Class**
Return before taxes	21.45%	7.79%	8.36%
R6 Class***
Return before taxes	21.50%	7.81%	8.37%
MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)	21.09%	12.15%	12.17%

* Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

** Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

*** R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Global Select Fund | Oakmark Global Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The index, which is described in "Descriptions of Indices" in the prospectus, has characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart [Table]
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.4%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.7%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]

Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.4%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.7%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	24.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(30.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Oakmark Global Select Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	20.71%	7.46%	8.24%
Return after taxes on distributions	20.31%	6.76%	7.62%
Return after taxes on distributions and sale of Fund shares	12.55%	5.74%	6.60%
Advisor Class*
Return before taxes	20.91%	7.64%	8.38%
Institutional Class**
Return before taxes	21.03%	7.71%	8.44%
R6 Class***
Return before taxes	21.05%	7.76%	8.47%
MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)	21.09%	12.15%	12.17%

* Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

** Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

*** R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark International Fund | Oakmark International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operation on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart [Table]
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 31.5%, during the quarter ended December 31, 2020
• Lowest quarterly return: -38.1%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]

Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 31.5%, during the quarter ended December 31, 2020
• Lowest quarterly return: -38.1%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	31.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(38.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
International Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	32.37%	6.65%	6.78%
Return after taxes on distributions	32.01%	6.26%	6.34%
Return after taxes on distributions and sale of Fund shares	19.78%	5.24%	5.49%
Advisor Class*
Return before taxes	32.58%	6.84%	6.93%
Institutional Class**
Return before taxes	32.70%	6.91%	7.00%
R6 Class***
Return before taxes	32.73%	6.97%	7.02%
MSCI World ex U.S. Index Global (Net) (does not reflect the deduction of fees, expenses or taxes)	31.85%	9.46%	8.55%
MSCI EAFE Index (Net) (does not reflect the deduction of fees, expenses or taxes)	31.22%	8.92%	8.18%

* Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

** Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

*** R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart [Table]
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 27.8%, during the quarter ended December 31, 2022
• Lowest quarterly return: -38.3%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]

Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 27.8%, during the quarter ended December 31, 2022
• Lowest quarterly return: -38.3%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	27.80%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(38.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from foreign tax credits or any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
International Small Cap Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	29.43%	8.88%	8.04%
Return after taxes on distributions	28.03%	8.09%	7.30%
Return after taxes on distributions and sale of Fund shares	18.66%	6.96%	6.44%
Advisor Class*
Return before taxes	29.67%	9.05%	8.17%
Institutional Class**
Return before taxes	29.76%	9.14%	8.25%
R6 Class***
Return before taxes	29.81%	9.17%	8.27%
MSCI World ex U.S. Index (Net) (does not reflect the deduction of fees, expenses or taxes)	31.85%	9.46%	8.55%
MSCI World ex U.S. Small Cap Index (Net) (does not reflect the deduction of fees, expenses or taxes)	34.07%	6.49%	8.05%

* Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

** Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

*** R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from foreign tax credits or any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart [Table]
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 16.1%, during the quarter ended December 31, 2020
• Lowest quarterly return: -22.0%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 16.1%, during the quarter ended December 31, 2020
• Lowest quarterly return: -22.0%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	16.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(22.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Equity and Income Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	11.06%	8.44%	8.52%
Return after taxes on distributions	10.21%	7.44%	7.14%
Return after taxes on distributions and sale of Fund shares	6.68%	6.37%	6.49%
Advisor Class*
Return before taxes	11.33%	8.70%	8.71%
Institutional Class**
Return before taxes	11.37%	8.72%	8.74%
R6 Class***
Return before taxes	11.41%	8.75%	8.75%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)	7.30%	-0.36%	2.01%
60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)	13.70%	8.47%	9.78%

* Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

** Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

*** R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Bond Fund | Oakmark Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The index, which is described in "Descriptions of Indices" in the prospectus, has characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on June 10, 2020, the R6 Class commenced operations on December 15, 2020 and the Investor Class commenced operations on January 28, 2022. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	INSTITUTIONAL CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart [Table]
Since 2020, the highest and lowest quarterly returns for the Fund's Institutional Class Shares were:
• Highest quarterly return: 7.1%, during the quarter ended December 31, 2023
• Lowest quarterly return: -5.7%, during the quarter ended June 30, 2022

Bar Chart Closing [Text Block]

Since 2020, the highest and lowest quarterly returns for the Fund's Institutional Class Shares were:
• Highest quarterly return: 7.1%, during the quarter ended December 31, 2023
• Lowest quarterly return: -5.7%, during the quarter ended June 30, 2022

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(5.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Bond Fund	1 Year	5 Years	Since Inception
Institutional Class*
Return before taxes	8.29%	1.48%	2.21%
Return after taxes on distributions	6.14%	-0.23%	0.57%
Return after taxes on distributions and sale of Fund shares	4.87%	0.38%	0.97%
Advisor Class*
Return before taxes	8.39%	1.47%	2.19%
R6 Class**
Return before taxes	8.37%	1.57%	1.67%
Investor Class***
Return before taxes	8.03%	None	1.89%
Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)****	7.30%	-0.36%	0.02%

* Institutional Class and Advisor Class shares commenced operations on 06/10/2020.

** R6 Class shares commenced operations on 12/15/2020.

*** Investor Class shares commenced operations on 01/28/2022.

**** Bloomberg U.S. Aggregate Bond Index since inception return is calculated using 06/10/2020, which is the date the Fund commenced operations.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Class Shares. After-tax returns for Advisor Class Shares, and R6 Class Shares will vary from returns shown for Institutional Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Institutional Class Shares. After-tax returns for Advisor Class Shares, and R6 Class Shares will vary from returns shown for Institutional Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)